Revenue Recognition	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Revenue
Sales of hardware and accessories as well as revenue from coordination of freight for our customers is recognized at a point in time. Services include enhanced warranty and training revenue and are recognized over time. Revenue from software-as-a-service ("SaaS") and revenue from future software upgrade rights are also recognized over time.
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Six months ended June 30,
	2025	2024
Revenue from hardware, proprietary embedded firmware and accessories	$83,352	$137,248
Revenue from services	3,586	3,908
Revenue from SaaS	2,334	2,463
Revenue from software upgrade rights	—	3,234
Total revenue	$89,272	$146,853
Revenue disaggregation
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	Six months ended June 30,
	2025	2024
United States	$64,465	$104,913
Rest of World	24,807	41,940
Total revenue	$89,272	$146,853
Contract liabilities

	June 30, 2025	December 31, 2024
Deferred revenue: enhanced warranties	$20,409	$21,090
Deferred revenue: SaaS	6,841	6,078
Deferred revenue: other services	2,901	2,694
Total contract liabilities	$30,151	$29,862
The contract liabilities listed above represent deferred revenue associated with sales of enhanced warranties, SaaS, and services such as training revenue. The deferred revenue amounts included as contract liabilities represent the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially satisfied). These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	SaaS services	Other services
Remainder of 2025	$2,837	$1,772	$1,801
2026	5,968	1,992	1,100
2027	4,881	1,216	—
2028	3,807	852	—
2029	2,028	556	—
Thereafter	888	453	—
Total contract liabilities	$20,409	$6,841	$2,901
During the six months ended June 30, 2025 and 2024, the Company recognized $5,246 and $8,687, respectively, in revenue that was included in contract liabilities as of January 1, 2025 and 2024, respectively. The Company did not have any contract assets as of June 30, 2025 and December 31, 2024.